Property, Plant And Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 9. PROPERTY, PLANT AND EQUIPMENT
Changes in the amount of Property, plant and equipment for the year ended December 31, 2017 are set forth in the table below (in thousands). This table excludes changes related to businesses classified as held for sale, to the extent such changes occurred after the business was classified as held for sale.

Cost:	Land and Buildings	Machinery and Equipment	Leasehold Improve- ments	Computer Equipment and Software	Assets under Capital Lease	Furniture and Fixtures	Assets under Construc- tion	Total
At January 1, 2017	$322,537	$227,833	$50,359	$118,928	$9,155	$21,086	$129,102	$879,000
Additions	19,871	49,088	11,067	21,626	—	684	26,043	128,379
Disposals, transfers, impairments and other	(12,333)	(9,939)	(1,271)	(9,459)	(4,259)	(8,770)	(36,186)	(82,217)
Effect of currency translation	1,391	836	309	356	—	124	76	3,092
At December 31, 2017	$331,466	$267,818	$60,464	$131,451	$4,896	$13,124	$119,035	$928,254
Accumulated Depreciation:
At January 1, 2017	$(50,770)	$(64,319)	$(21,263)	$(62,836)	$(5,773)	$(4,443)	$—	$(209,404)
Additions	(93,633)	(76,986)	(6,607)	(27,121)	(2,645)	(3,007)	—	(209,999)
Disposals, transfers and other	(4,656)	6,964	1,088	7,354	4,257	1,201	—	16,208
Effect of currency translation	(343)	(400)	(85)	(189)	—	(71)	—	(1,088)
At December 31, 2017	$(149,402)	$(134,741)	$(26,867)	$(82,792)	$(4,161)	$(6,320)	$—	$(404,283)
Net Book Amount:
At December 31, 2017	$182,064	$133,077	$33,597	$48,659	$735	$6,804	$119,035	$523,971
At December 31, 2016	$271,767	$163,514	$29,096	$56,092	$3,382	$16,643	$129,102	$669,596

Depreciation expense, including expense related to assets under capital lease, was $210.0 million, $106.9 million and $59.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.
During the years ended December 31, 2017, 2016 and 2015, the Company recorded impairment charges totaling $65.7 million, $15.9 million and $10.8 million, respectively, which amounts exclude $5.0 million in 2016 related to AMS, which was classified as a discontinued operation. Impairment charges in 2017 primarily relate to an aggregate charge of $47.2 million recorded in connection with the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, which is described further in Note 4. Restructuring, and $11.9 million recorded following the initiation of held-for-sale accounting resulting from the Company’s June 30, 2017 definitive agreement to sell Somar, which is described in Note 3. Discontinued Operations and Assets and Liabilities Held for Sale. In 2016 and 2015, impairment charges reflect the write off of certain property, plant and equipment amounts that were abandoned or sold as part of our ongoing efforts to improve our operating efficiency and consolidate certain locations, including our generics manufacturing and research and development operations. These charges are included in the Asset impairment charges line item in our Consolidated Statement of Operations.